Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)    Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Going concern

The consolidated financial statements have been prepared on a going concern basis.

As of December 31, 2020, Navios Holdings’ current assets totaled $194,857, while current liabilities excluding operating lease liabilities, current portion totaled $511,367, resulting in a negative working capital position of $316,510, primarily related to the classification as current of our $305,000 of 11.25% Senior Secured Notes (the “2022 Senior Secured Notes”) and balloon payments. Under the terms of the 2022 Senior Secured Notes, Navios Holdings has an obligation to make a springing maturity offer in September 2021 to repurchase those notes at par unless certain conditions relating to the refinancing of our 7.375% First Priority Ship Mortgage Notes (the “2022 Notes”) are met. In October 2020, Navios Holdings entered into a supplemental indenture (the “Sixth Supplemental Indenture” – see also Note 11) which, among other things, eliminates Navios Holdings' obligation to make a springing maturity offer subject to the occurrence of a Qualified IPO (as defined in the Sixth Supplemental Indenture) of Navios Logistics. There can be no assurance that a Qualified IPO will occur prior to the springing maturity date, or at all. Furthermore, we had $476,822 of 2022 Notes outstanding as of December 31, 2020 maturing in January 2022.

Although Navios Holdings is currently attempting to address these upcoming maturities and create additional liquidity to fund working capital requirements through a Qualified IPO of Navios Logistics, the sale of assets and refinancing plans, there can be no assurance it will be successful in such attempts or that any such attempts will be consummated on terms satisfactory to us, or at all. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for the 12-month period from the date of issuance of these consolidated financial statements. In the meantime, Navios Holdings’ internal forecasts and projections indicate that the Company will generate sufficient cash to make the required principal and interest payments on its borrowings (excluding the above upcoming maturities) and provide for the normal working capital requirements of the business for a period of at least 12 months from the date of issuance of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Change in accounting principles:

ASU 2016-02 Leases, ASC 842

On January 1, 2019, the Company adopted the requirements of Accounting Standards Update (“ASU”) 2016-02 “Leases” as amended (Accounting Standards Codification (“ASC”) 842 or the “new lease standard”). ASC 842 increases transparency and comparability among organizations by requiring a lessee to record right-of-use assets and related lease liabilities on its balance sheet when it commences an operating lease. The Company adopted ASC 842 using the modified retrospective transition method. Under this method, the cumulative effect of applying the new lease standard is recorded with no restatement of any comparative prior periods presented. As provided by ASC 842, the Company elected to record the required cumulative effect adjustments to the opening balance sheet in the period of adoption rather than in the earliest comparative period presented. As a result, prior periods as reported by the Company have not been impacted by the adoption of ASC 842.

In connection with its adoption of ASC 842, the Company elected the “package of 3” practical expedients permitted under the transition guidance based on which the Company is allowed to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

Additionally, the Company elected the practical expedient allowed under the transition guidance of ASC 842 to not separate the lease and non-lease components related to a lease contract and to account for them as a single lease component for the purposes of the recognition and measurement requirements of ASC 842.

As required by ASC 842, the Company’s disclosures around its leasing activities have been significantly expanded to enable users of our consolidated financial statements to assess the amount, timing and uncertainty of cash flows arising from lease arrangements. Please refer to Note 15.

(b)    Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and both its majority and wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if the Company determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (ii) the equity interest holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one-half of the voting rights or otherwise has power to govern the financial and operating policies of the entity. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics and Navios Containers (for the period consolidated from November 30, 2018 to August 30, 2019), which are 63.8% and 3.7% owned by Navios Holdings, respectively.

Discontinued Operations: Discontinued operations comprise the operations of a disposed component of an entity or a group of components of an entity if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The Company determined that the disposal of Navios Containers’ general partnership interest effected on August 30, 2019, referred to in Note 3, which resulted in loss of control and deconsolidation of Navios Containers from that date onwards, represented a strategic shift in Company’s business due to the fact that the Containers Business represented a reportable segment of the Company and has, therefore, recorded the results of its Containers Business operations as discontinued operations in the consolidated statements of comprehensive (loss)/ income for all the periods presented.

Investments in Affiliate Companies: Affiliate companies are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate company at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate company subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate company reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliate companies, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate company.

Affiliate companies included in the financial statements accounted for under the equity method

In the consolidated financial statements of Navios Holdings, the following entities are included as affiliate companies and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of December 31, 2020 was 17.9%); (ii) Navios Acquisition and its subsidiaries (economic interest as of December 31, 2020 was 29.5%); (iii) Navios Europe I and its subsidiaries (economic interest through liquidation in December 2019 was 47.5%); (iv) Navios Europe II and its subsidiaries (economic interest through liquidation in June 2020 was 47.5%); and (v) Navios Containers and its subsidiaries (ownership interest as of November 30, 2018, date of obtaining control, and from August 30, 2019, date of loss of control was 3.7% and as of December 31, 2020 was 3.9%).

Subsidiaries Included in the Consolidation:

		Ownership	Country of	Statements of Operations
Company Name	Nature	Interest	Incorporation	2020	2019	2018
Navios Maritime Holdings Inc.	Holding Company		Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Containers L.P.	Holding Company	3.7%	Marshall Is.	—	1/1 – 8/29	11/30 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Shipmanagement Inc.	Management Company	100%	Marshall Is.	—	1/1 - 8/29	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/ Vessel Owning Company/ Management Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	—	1/1 – 8/29	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	—	1/1 - 8/29	1/1 - 12/31
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rondine Management Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/30	3/22 - 12/31	—
Vernazza Shiptrade Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	9/25-12/31	—
Navios Corporation Management Inc.	Operating Company	100%	Marshall Is.	—	7/4 -8/29	—
Beaufiks Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Portorosa Marine Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tulsi Shipmanagement Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Cinthara Shipping Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rawlin Services Company	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mauve International S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Diesis Ship Management Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Holdings Europe Finance Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Asia LLC	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iris Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Jasmine Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Emery Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/30	1/1 - 12/31	1/1 - 12/31
Lavender Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Esmeralda Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 8/30
Triangle Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 8/30
Roselite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Smaltite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Motiva Trading Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Alpha Merit Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Marine S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Asteroid Shipping S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/12 - 12/31
Cloud Atlas Marine S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/15 - 12/31
Heodor Shipping Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	2/13 - 12/31
Navios Maritime Containers GP LLC	Operating Company	100%	Marshall Is.	—	1/1 - 8/29	9/11 - 12/31
Navios Containers Management Inc.	Management Company	100%	Marshall Is.	—	1/1 - 8/29	1/1 - 12/31
Pacifico Navigation Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	11/7 - 12/31
Rider Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	12/4 - 12/31
Talia Shiptrade S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/11-12/31
Moonstone Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	6/30 – 12/31	—	—
Opal Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	6/30 – 12/31	—	—

(c)    Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the assessment of other-than-temporary impairment related to the carrying value of investments in affiliate companies, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets and operating lease assets to support impairment tests, impairment test for goodwill, allowance for credit losses necessary for accounts receivables and demurrages, provisions for legal disputes, pension benefits, contingencies and guarantees. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The spread of the COVID-19 pandemic, which has been declared a pandemic by the World Health Organization, in 2020, has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and may continue to have negative effect on our business, financial performance and the results of our operations, including due to decreased demand for global seaborne dry bulk trade and charter rates, the extent of which will depend largely on future developments. As a result, many of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change in future periods. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)    Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(e)    Restricted Cash: As of December 31, 2020 and 2019, restricted cash included $684 and $726, respectively, which related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Holdings’ credit facilities. Also included in restricted cash as of both December 31, 2020 and 2019 are amounts held as security in the form of letters of guarantee or letters of credit totaling $10. As of December 31, 2020 restricted cash also included an amount of $15,609 concerning the proceeds from the sale of Navios Northern Star and Navios Amitie held as cash collateral in an escrow account, following the vessels’ disposal and release from the 2022 Notes. See also Note 11.

(f)     Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reporting period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectations as to their collection dates.

(g)    Inventories: Inventories, which are comprised of lubricants, bunkers (when applicable) and stock provisions on board of the vessels, as well as petroleum products held by Navios Logistics, are valued at cost as determined on the first-in, first-out basis.

(h)    Dry Bulk Vessels, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Dry bulk vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations are recorded at fair value on the date of acquisition, and if acquired as an asset acquisition, are recorded at cost (including transaction costs). Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for ballast water treatment system, major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of comprehensive (loss)/income.

Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight-line method over the useful life of the vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets, after considering the estimated residual value.

Annual depreciation rates used, which approximate the useful life of the assets are:

Dry bulk vessels	25 years
Port terminals	5 to 49 years
Tanker vessels, barges and pushboats	15 to 45 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Management estimates the residual values of the Company’s dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight tons (“LWT”). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and the depreciation expense in the period of the revision and future periods. Management estimates the residual values of the Company’s vessels based on a scrap rate of $340 per LWT after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company’s vessels.

Management estimates the useful life of its dry bulk vessels to be 25 years from the vessel’s original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

(i)    Deposits for Vessels, Port Terminals and Other Fixed Assets: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels, port terminals and other long-lived fixed assets. Deposits for vessels, port terminals and other fixed assets also include pre-delivery expenses. Pre-delivery expenses represent any direct costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the years ended December 31, 2020, 2019 and 2018 amounted to $986, $1,960 and $2,879, respectively.

(j)     Assets Held for Sale: It is the Company’s policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale in any of the periods presented.

(k)    Impairment of Long Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by Navios Holdings are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Holdings’ management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is determined as the difference between the carrying value and the fair value. Navios Holdings determines the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs, the unamortized portion of ballast water treatment system and the unamortized portion of other capitalized items, if any related to the vessel or the carrying value of deposits for newbuildings. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

During the fourth quarter of fiscal year 2020, management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Holdings’ long-lived assets might exist. These indicators included continued volatility in the spot market, and the related impact of the current dry bulk sector has on management’s expectation for future revenues. As a result, an impairment assessment of long-lived assets (step one) was performed.

The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs, ballast water treatment system costs and other capitalized items, if any, related to the vessel. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and 10-year average historical one-year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, management fees for vessel operating expenses fixed until 2021 and thereafter assuming an annual increase of 3.0% every second year and a utilization rate of 99.3% based on the fleet’s historical performance.

Where the undiscounted projected net operating cash flows for each asset group do not exceed the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest, management proceeds to perform step two of the impairment assessment. In step two of the impairment assessment, the Company determined the fair value of its vessels through a combination of a discounted cash flow analysis utilizing market participant assumptions from available market data and third-party valuations performed on an individual vessel basis. The significant factors and assumptions used by management in determining fair value of vessels includes those in developing the projected net operating cash flows over the remaining economic life of each vessel and the discount rate.

We have evaluated the impact of current economic situation due to COVID-19 pandemic on the recoverability of the carrying amount of our vessels. As of December 31, 2020, our assessment concluded that step two of the impairment analysis was required for two of our dry bulk vessels held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $52,820 for these vessels, being the difference between the fair value and the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs, ballast water treatment system costs and other capitalized items, if any, related to these vessels, presented within the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive (loss)/income.

As of December 31, 2019, the Company recorded an impairment loss of $84,584 for two dry bulk vessels, being the difference between the fair value and the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs and ballast water treatment system costs related to these vessels, presented within the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive (loss)/income.

As of December 31, 2018, the Company recorded an impairment loss of $179,186 for four dry bulk vessels, being the difference between the fair value and the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs related to these vessels, presented within the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive (loss)/income.

(l)     Deferred Drydock and Special Survey Costs: The Company’s vessels, barges and pushboats are subject to regularly scheduled drydocking and special surveys which are carried out every 30 and 60 months, respectively, for ocean-going vessels, and up to every 72 to 96 months for pushboats and barges, to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined. Unamortized drydocking or special survey costs of vessels, barges and pushboats sold are written-off to income in the year the vessel, barge or pushboat is sold.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2020, 2019 and 2018, the amortization of deferred drydock and special survey costs from continuing operations was $10,255, $11,067 and $13,828, respectively.

(m)   Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. Deferred financing costs are presented as a deduction from the corresponding liability. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization and write-off of deferred financing costs from continuing operations for each of the years ended December 31, 2020, 2019 and 2018 were $7,863, $7,746 and $7,866, respectively. See also Note 18

(n)  Goodwill and Other Intangibles

   (i) Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually.

The Company evaluates impairment of goodwill using a single step process following the adoption of ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)” as of January 1, 2020. The aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on a combination of the income approach (i.e. discounted cash flows) and market approach (i.e. comparative market multiples) and believes that the combination of these two approaches is the best indicator of fair value for its individual reporting units. Goodwill impairment loss is measured as the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill.

As of December 31, 2020, the Company performed its impairments test for its reporting units within the Dry Bulk Vessel Operations and the Logistics Business. The Company additionally considered that its market capitalization continued to remain at a level well below the carrying amount.

As of December 31, 2020, the Company performed the impairment test for the Dry Bulk Vessel Operations reporting unit, which had a negative carrying amount of $144,919, and for which goodwill allocated is $56,240. The impairment test revealed that the fair value of the Dry Bulk Vessel Operations reporting unit exceeded its carrying amount.

The fair value of the Dry Bulk Vessel Operations reporting unit was estimated using a combination of income and market approaches. For the income approach, the expected present value of future cash flows used judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions and direct vessel expense growth assumptions. The future cash flows were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and the 10-year average historical one-year time charter rates), which the Company believes is an objective approach for forecasting charter rates over an extended time period for long-lived assets and consistent with the cyclicality of the industry. In addition, a weighted average cost of capital (“WACC”) was used to discount future estimated cash flows to their present values. The WACC was based on externally observable data considering market participants’ and the Company’s cost of equity and debt, optimal capital structure and risk factors specific to the Company. The market approach estimated the fair value of the Company’s business based on comparable publicly-traded companies in its industry. In assessing the fair value, the Company utilized the results of the valuations and considered the range of fair values determined under all methods which indicated that the fair value exceeded the carrying amount.

As of December 31, 2020, the Company performed the impairment test for the Logistics Business, which is allocated goodwill of $104,096. The impairment test used the income method and revealed that the fair value substantially exceeded the carrying amount of its net assets. The significant factors and assumptions used by management in the discounted cash flow analysis for the Logistics Business includes a combination of revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity.

No impairment loss was recognized for any of the periods presented for both the Dry Bulk Vessel Operations and the Logistics Business.

(ii) Intangibles Other Than Goodwill: Navios Holdings’ intangible assets and liabilities consist of trade name, customer relationships, port terminal operating rights, favorable lease terms and unfavorable lease terms. The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm’s length transaction to use that trade name. The asset is being amortized under the straight-line method over 32 years. Navios Logistics’ trade name is being amortized under the straight-line method over 10 years and was fully amortized as of December 31, 2019.

The fair value of customer relationships of Navios Logistics was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight-line method.

The Company reviews its other intangibles such as trade name, customer relationships, port terminal operating rights, favorable lease terms and unfavorable lease terms periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Intangibles other than goodwill would be considered impaired if their carrying value is not recovered from the future undiscounted cash flows associated with the asset (step one). Measurement of the impairment loss is determined as the difference between the carrying amount and the fair value of the intangible asset. The Company determines the fair value of its intangible assets based on management estimates and assumptions by making use of available market data. In evaluating carrying values of intangible assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, business plans and overall market conditions.

The significant factors and assumptions the Company used in the undiscounted cash flow analysis of its trade name included: revenue assumptions, specifically the future cash flows were determined by considering the charter revenues of the Dry Bulk Vessel Operations from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and the 10-year average historical one-year time charter rates) and the respective “relief from royalty” rate applied to the future cash flows of the Dry Bulk Vessel Operations.

When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company’s vessels and the Company’s weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the consolidated statements of comprehensive (loss)/income within the caption “Depreciation and amortization”.

The amortizable value of favorable leases would be considered impaired if its carrying value could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel.

Vessel purchase options that are included in favorable leases are not amortized and when the purchase option is exercised, the asset is capitalized as part of the cost of the vessel and depreciated over the remaining useful life of the vessel and if not exercised, the intangible asset is written off. Vessel purchase options that are included in unfavorable lease terms are not amortized and when the purchase option is exercised by the charterer and the underlying vessel is sold, it will be recorded as part of gain/loss on sale of the assets. If the option is not exercised at the expiration date, it is written-off in the consolidated statements of comprehensive (loss)/income.

No favorable and unfavorable lease terms have been identified for the years ended December 31, 2020 and 2019.

During the fourth quarter of fiscal year 2020, management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Holdings’ trade name might exist. These indicators included continued volatility in the spot market, and the related impact of the current dry bulk sector has on management’s expectation for future revenues. As a result, an impairment assessment for trade name (step one) was performed. No such circumstances indicated that potential impairment of the Company’s other intangible assets such as port terminal operating rights and customer relationships exist. For the years ended December 31, 2020, 2019 and 2018, there were no impairment losses recognized for the Company’s intangible assets.

The weighted average amortization periods for intangibles are:

Intangible assets	Years
Trade name	32
Port terminal operating rights	47
Customer relationships	20

See also Note 3 and Note 8.

(o)     Foreign Currency Translation: The Company’s functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. The Company’s subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact a nominal amount of their operations in Uruguayan pesos, Argentinean pesos, Brazilian reales and Paraguayan guaranies, whereas the Company’s wholly-owned vessel subsidiaries and the vessel management subsidiaries transact a nominal amount of their operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S. dollar denominated. The financial statements of the foreign operations are translated using the exchange rate at the balance sheet date except for property and equipment and equity, which are translated at historical rates. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statements of comprehensive (loss)/income. The foreign currency gains/(losses) recognized within the captions “Other income” and “Other expense”, respectively, in the consolidated statements of comprehensive (loss)/income for each of the years ended December 31, 2020, 2019 and 2018, were $546, $(967) and $(1,206), respectively.

(p)     Provisions: The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide for the lower amount within the range. See also Note 14.

The Company participates in Protection and Indemnity (“P&I”) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the P&I clubs.

Provision for losses subject to claims was provided for in the period in which estimated losses on vessels under time charter losses were determined. As of both December 31, 2020 and 2019, the balance for this provision was $0.

(q)    Segment Reporting: Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company’s methods of internal reporting and management structure, the Company through August 30, 2019 had three reportable segments: the Dry Bulk Vessel Operations segment, the Logistics Business segment and the Containers Business segment. Following the reclassification of the results of Navios Containers as discontinued operations (Note 3), the Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics.

(r)    Revenue and Expense Recognition:

Revenue Recognition: Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and is deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and is deemed to end upon the completion of discharge under the current voyage. The percentage of transit time is based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The Company recognizes revenue ratably from the vessel’s/barge’s arrival at the loading port, as applicable under the contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract.

Revenues from time chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized in the period in which the variability is resolved. The allocation of such net revenue may be subject to future adjustments by the pool; however, such changes are not expected to be material.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks.

Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

The following tables reflect the revenue earned per category for the years ended December 31, 2020, 2019 and 2018:

	Dry Bulk Vessel Operations for the Year Ended December 31, 2020	Logistics Business for the Year Ended December 31, 2020	Total for the Year Ended December 31, 2020
COA/Voyage revenue	$6,660	$54,005	$60,665
Time chartering revenue	194,005	59,236	253,241
Port terminal revenue	—	73,112	73,112
Storage fees (dry port) revenue	—	3,364	3,364
Dockage revenue	—	3,948	3,948
Sale of products revenue	—	17,272	17,272
Liquid port terminal revenue	—	4,606	4,606
Other	128	382	510
Total	$200,793	$215,925	$416,718

	Dry Bulk Vessel Operations for the Year Ended December 31, 2019	Logistics Business for the Year Ended December 31, 2019	Total for the Year Ended December 31, 2019
COA/Voyage revenue	$3,727	$49,488	$53,215
Time chartering revenue	250,187	76,680	326,867
Port terminal revenue	—	80,180	80,180
Storage fees (dry port) revenue	—	3,452	3,452
Dockage revenue	—	4,310	4,310
Sale of products revenue	—	9,384	9,384
Liquid port terminal revenue	—	4,032	4,032
Other	264	745	1,009
Total	$254,178	$228,271	$482,449

	Dry Bulk Vessel Operations for the Year Ended December 31, 2018	Logistics Business for the Year Ended December 31, 2018	Containers Business for the Year Ended December 31, 2018	Total for the Year Ended December 31, 2018
COA/Voyage revenue	$19,121	$35,623	$—	$54,744
Time chartering revenue	278,591	72,689	12,053	363,333
Profit sharing revenue	(52)	—	—	(52)
Port terminal revenue	—	58,552	—	58,552
Storage fees (dry port) revenue	—	882	—	882
Dockage revenue	—	3,136	—	3,136
Sale of products revenue	—	32,508	—	32,508
Liquid port terminal revenue	—	3,739	—	3,739
Other	392	505	—	897
Total	$298,052	$207,634	$12,053	$517,739

Administrative fee revenue from affiliate companies: Administrative fee revenue from affiliate companies consisted of fees earned on the provision of administrative services pursuant to administrative services agreements with our affiliate companies (Refer to Note 16). Administrative services included: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other general and administrative services. These revenues were recognized as the services were provided to affiliate companies. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by N Shipmanagement Acquisition Corp. and related entities (“NSM” or the “Manager”).

General and administrative expenses: The general and administrative expenses incurred on behalf of affiliate companies were determined based on a combination of actual expenses incurred on behalf of the affiliate companies as well as a reasonable allocation of expenses that are not affiliate companies specific but incurred on behalf of all affiliate companies.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM, pursuant to an administrative services agreement dated August 29, 2019 (“Administrative Services Agreement”). The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024 (see also Note 16).

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Time Charter, Voyage and Logistics Business Expenses: Time charter, voyage and logistics business expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter, voyage and logistics business expenses are charterers’ liability insurances, allowance for credit losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses. In the transition to ASC 842, the operating lease assets were adjusted for the carrying amount of the liability regarding the allowance for credit losses on time charters and voyages in progress on that date.

Direct Vessel Expenses: Direct vessel expenses consisted of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydocking and special survey costs, net of related party management fees for vessel operating expenses. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided to Navios Holdings’ vessels by NSM, pursuant to a management agreement dated August 29, 2019 (“Management Agreement”) (see also Note 16). The fee for the ship management services provided by the Manager is a daily fee of $3.7 per day per owned vessel. This rate is fixed for a two-year period and will increase thereafter by 3% annually, unless otherwise agreed. The fee for the ship management services provided by the Manager is a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement will be reimbursed by Navios Holdings at cost. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Management Agreement is terminated on or before August 29, 2024.

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

(s)    Employee benefits:

Pension and Retirement Obligations-Crew: The Company’s ship-owning subsidiaries employed the crew on board under short-term contracts (usually up to nine months) and, accordingly, were not liable for any pension or post-retirement benefits. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, Navios Holdings does not employ any crew.

Provision for Employees’ Severance and Retirement Compensation: The employees in the Company’s office in Greece were protected by Greek labor law. According to the law, the Company was required to pay retirement indemnities to employees upon dismissal or upon leaving with an entitlement to a full security retirement pension. The amount of compensation was based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years’ salary. If the employees remained in the employment of the Company until normal retirement age, they were entitled to retirement compensation which was equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that would remain with the Company until retirement age was not known. The Company considered this plan equivalent to a lump sum defined benefit pension plan and accounted for it under relevant guidance on employer’s accounting for pensions. The Company was required to annually value the statutory terminations indemnities liability. Management obtained a valuation from independent actuaries to assist in the calculation of the benefits. The Company provided, in full, for the employees’ termination indemnities liability. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, this liability amounted to $0 as at December 31, 2020 and 2019.

U.S. Retirement Savings Plan: The Company sponsored a 401(k) retirement savings plan, which was categorized as a defined contribution plan. The plan was available to full time employees who met the plan’s eligibility requirements. The plan permitted employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company made monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company had no further obligations. The Company might make an additional discretionary contribution annually if such a contribution was authorized by the Board of Directors. The plan was administered by an independent professional firm that specialized in providing such services. See also Note 13. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these benefits are provided by NSM.

Other Post-Retirement Obligations: The Company had a legacy pension arrangement for certain Bahamian, Uruguayan and former Navios Corporation employees. The entitlement to these benefits was only to these former employees. The expected costs of these benefits were accrued each year, using an accounting methodology similar to that for defined benefit pension plans. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, the Company has no such arrangements.

Stock-Based Compensation: In December 2020, February and December 2019, the Company authorized the grant of restricted common stock. In December 2017, the Company authorized the grant of restricted common stock and restricted stock units. These awards of restricted share units, share appreciation rights, restricted common stock, restricted stock units and stock options are based on service conditions only and vest over three and four years. See also Note 13.

The fair value of share appreciation rights and stock option grants is determined with reference to option pricing model and principally adjusted Black-Scholes models. The fair value of restricted share units, restricted stock and restricted stock units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met and are being accounted for as equity.

(t)    Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, account receivables and payables, other current assets and other liabilities, long-term debt, capital leases and available-for-sale securities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company’s activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, fuel prices and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: The Company closely monitors its exposure to customers and counterparties for credit risk. The Company has entered into the Management Agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Holdings. When negotiating on behalf of Navios Holdings various employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive (loss)/income.

(u)   (Loss)/Earnings Per Share: Basic (loss)/earnings per share are computed by dividing net (loss)/income attributable to Navios Holdings common stockholders by the weighted average number of shares of common stock outstanding during the periods presented. Net (loss)/income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled. Diluted (loss)/earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities (stock options and warrants) are assumed to be exercised and the proceeds are used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted (loss)/earnings per share computation. Restricted share units, restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted (loss)/earnings per share, based on the weighted average number of restricted share units, restricted stock and restricted stock units assumed to be outstanding during the period. Convertible shares are included in the calculation of the diluted (loss)/earnings per share, based on the weighted average number of convertible shares assumed to be outstanding during the period. See also Note 20.

(v)    Income Taxes: The Company is a Marshall Islands corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and the United States of America. The tax expense reflected in the Company’s consolidated financial statements for the years ended December 31, 2020, 2019 and 2018 was mainly attributable to its subsidiaries in South America, which are subject to the Argentinean and Paraguayan income tax regimes.

The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

On December 23, 2019, the Argentine government enacted the Law 27,541 which made changes to the income tax law in Argentina. The new law modifies the rates for income taxes applicable for the fiscal years beginning on January 1, 2020 and 2021. In measuring its income tax assets and liabilities, the Company used the rate that is expected to be enacted at the time of the reversal of the asset or liability in the calculation of the deferred tax for the items related to Argentina. An income tax rate of 30% was applied on temporary differences, reversals of which are expected to occur in respect of the 2020 and 2021 fiscal years, and a rate of 25% on temporary differences remaining thereafter. Due to these changes in the rate of the income tax, the Company has recorded an income tax expense $0 and $208 during the years ended December 31, 2020 and December 31, 2019, respectively, within the caption “Income tax (expense)/ benefit” in the consolidated statements of comprehensive (loss)/income.

(w)   Dividends: Dividends are recorded in the Company’s financial statements in the period in which they are declared. Navios Holdings paid $0 to its common stockholders during each year ended December 31, 2020, 2019 and 2018, and $0 to its preferred stockholders during each year ended December 31, 2020, 2019 and 2018. In November 2015, Navios Holdings announced that the Board of Directors decided to suspend the dividend to its common stockholders. In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G”) and Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H”). All inter-company dividends are eliminated upon consolidation.

(x)    Guarantees: A liability for the fair value of an obligation undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent’s guarantee of a subsidiary’s debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of their terms are made.

On November 15, 2012, the Company agreed to provide Navios Partners with guarantees against counterparty default on certain existing charters (see also Note 16).

(y)    Leases: Vessel leases where Navios Holdings is regarded as the lessor are classified as either finance leases or operating leases based on an assessment of the terms of the lease.

For charters classified as finance leases the minimum lease payments are recorded as the gross investment in the lease. The difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease.

For charters classified as operating leases where Navios Holdings is regarded as the lessor, refer to Note 2(r).

In cases of lease agreements where the Company acts as the lessee, the Company recognizes an operating lease asset and a corresponding lease liability on the consolidated balance sheet. For charters classified as operating leases where Navios Holdings is regarded as the lessee, the expense is recognized on a straight-line basis over the rental periods of such charter agreements. The expense is included within the caption “Time charter, voyage and logistics business expenses”. In the transition to ASC 842, the operating leases assets were adjusted for the carrying amount of the straight-line liabilities on that date.

In cases of sale and leaseback agreements, if the transfer of the asset to the lessor does not qualify as a sale, then the agreement constitutes a failed sale and leaseback and is accounted for as a financial liability. For a sale to have occurred, the control of the asset would need to be transferred to the buyer, and the buyer would need to obtain substantially all the benefits from the use of the asset.

Impairment of operating lease assets: Operating lease assets used by Navios Holdings are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss is determined as the difference between the carrying value and the fair value of the asset group. Navios Holdings determines the fair value of its assets based on management estimates and assumptions by making use of available market data. In evaluating carrying values of operating lease assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest (asset group). If the step two of the impairment analysis is required, the analysis includes the use of discounted cash flows which includes various assumptions, including the Company’s WACC.

During the fourth quarter of fiscal year 2020, management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Holdings’ operating lease assets might exist. These indicators included continued volatility in the spot market, and the related impact of the current dry bulk sector has on management’s expectation for future revenues. As a result, an impairment assessment of operating lease assets (step one) was performed.

The Company determined undiscounted projected net operating cash flows for each charter-in vessel and bareboat chartered-in compared it to operating lease asset’s carrying value together with the carrying value of deposits for the option to acquire a vessel including expenses and interest. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on three-year average historical time charter rates) over the remaining lease term, net of brokerage and address commissions excluding days of scheduled off-hires (for the bareboat chartered-in vessels), management fees for vessel operating expenses in accordance with the terms of management agreement (assuming an annual increase of 3.0% every second year for the bareboat chartered-in vessels).

As of December 31, 2020, our assessment concluded that step two of the impairment analysis was required for two asset groups, which involves a discounted cash flow analysis using the Company’s WACC. The WACC is based on externally observable data considering market participants’ and the Company’s cost of equity and debt, optimal capital structure and risk factors specific to the Company. As a result, the Company recorded an impairment loss of $1,361, being the difference between the fair value of the operating lease asset and its carrying value, presented within the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive (loss)/income. Where the undiscounted projected net operating cash flows for each asset group do not exceed the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest, management proceeds to perform step two of the impairment assessment.

As of December 31, 2019, our assessment concluded that step two of the impairment analysis was required for certain charter-in vessels, which involves a discounted cash flow analysis using the Company’s WACC. As a result, the Company recorded an impairment loss of $38,636, being the difference between the fair value of the operating lease asset and its carrying value, presented within the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive (loss)/income.

(z)    Treasury Stock: Treasury stock is accounted for using the cost method. Excess of the purchase price of the treasury stock acquired, plus direct acquisition costs over its par value is recorded in additional paid-in capital.

(aa)  Trade Accounts Receivable: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of an allowance for credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for credit losses.

On January 1, 2020, the Company adopted Topic 326 "Financial Instruments - Credit Losses". Measurement of Credit Losses on Financial Instruments” using the modified retrospective approach. This standard amends the accounting for credit losses on available-for-sale debt securities, purchased financial assets with credit deterioration and clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with ASC 842 “Leases”. In addition, this standard requires the measurement of all expected credit losses for financial assets, including trade accounts receivable, held at the reporting date based on historical experience, current conditions, and current expectations of future economic conditions based on reasonable and supportable forecasts. This new guidance did not have a material impact on the Company’s consolidated financial statements, as the majority of its Accounts receivable, net relates to receivables arising from operating leases and are scoped out of the new standard. As a result of the adoption of this standard, there was no cumulative impact to the Company’s accumulated deficit at January 1, 2020.

(ab)  Convertible Preferred Stock: The Company’s 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) is recorded at fair market value on the date of issuance. The fair market value is determined using a binomial valuation model. The model which is used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share has a par value of $0.0001. Each holder of Preferred Stock is entitled to receive an annual dividend equal to 2.0% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date, 30.0% of the then-outstanding shares of Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per share of common stock with the remaining balance of the then-outstanding shares of Preferred Stock being converted into shares of common stock under the same terms 10 years after their issuance date. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per common stock. See also Note 17.

(ac) Cumulative Redeemable Perpetual Preferred Stock: The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G may be redeemed at the Company’s option and at any time on or after July 8, 2019, the Series H may be redeemed at the Company’s option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity. See also Note 17.

(ad)  Investment in Available-for-Sale Securities: The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses reflected directly in the consolidated statements of comprehensive (loss)/income at each reporting period. Management evaluates securities for other-than-temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the investee, and (iii) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment in Equity Securities: Navios Holdings evaluates its investments in Navios Acquisition, Navios Partners and Navios Containers (following the deconsolidation) and evaluated Navios Europe I, Navios Europe II (through their liquidation in December 2019 and June 2020, respectively) for OTTI on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than the carrying value, (ii) the financial condition and near-term prospects of Navios Partners, Navios Acquisition and Navios Containers, and (iii) the intent and ability of the Company to retain its investment in Navios Acquisition, Navios Partners and Navios Containers, for a period of time sufficient to allow for any anticipated recovery in fair value. If the Company considers any decline to be “other-than-temporary”, then the Company would write down the carrying amount of the investment to its estimated fair value.

(ae)    Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

(af)    Recent Accounting Pronouncements:

Adoption of new accounting pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. In addition, in January 2021, the FASB issued another ASU (ASU No. 2021-01) with respect to the Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. As of December 31, 2020, the Company has not made any contract modification to replace the reference rate in any of its agreements and had evaluated that there was no impact to its consolidated financial statements.

In October 2018, FASB issued ASU 2018-17, Consolidation (Topic 810): “Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU 2018-17”). ASU 2018-17 provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For public business entities the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements.

In August 2018, FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted. The adoption of this ASU on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements.

In January 2017, FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)”. This update addresses concerns expressed about the cost and complexity of the goodwill impairment test and simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The amendments are effective for public business entities that are SEC filers for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities. The adoption of this ASU on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements. See also Note 2(n).

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a timelier manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. The Company has assessed all the expected credit losses of its financial assets and the adoption of this ASU on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements. See also Note 2(aa).

Recently Issued Accounting Pronouncements Pending Adoption

In December 2019, FASB issued ASU 2019-12, Income Taxes (Topic 740), which modifies ASC 740 to simplify the accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. The amendments in ASU 2019-12 are effective for public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Company is currently assessing the impact of that standard and believes that it will not have any material impact on the Company’s disclosures to the consolidated financial statements.

In August 2018, FASB issued ASU 2018-14, “Compensation-Retirement Benefits-Defined Benefit Plans (Topic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans”. This update modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 is effective for public business entities that are SEC filers beginning in the first quarter of fiscal year 2021, and earlier adoption is permitted. The Company is currently assessing the impact of that standard and believes that it will not have any material impact on the Company’s  disclosures to the consolidated financial statements.